Segment Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 47,318,420	$ 53,490,294	$ 55,263,673
Revenue From China [Member]
Revenues	45,735,053	53,475,870	55,263,673
Foreign Countries [Member]
Revenues	$ 1,583,367	$ 14,424	$ 0